Trade Account Receivables (Details) - Schedule of Accounts Receivable - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Not past due [Member]
Schedule of Accounts Receivable [Line Items]
Expected credit loss rate			1.00%
Estimated total gross carrying amount at default			$ 560,642
Expected credit loss			$ 6,814
Not past due [Member] | Betterware de México [member]
Schedule of Accounts Receivable [Line Items]
Expected credit loss rate	2.00%	1.00%
Estimated total gross carrying amount at default	$ 456,616	$ 365,978
Expected credit loss	$ 8,935	$ 3,561
Not past due [Member] | JAFRA in Mexico and United States [member]
Schedule of Accounts Receivable [Line Items]
Expected credit loss rate	8.00%	1.00%
Estimated total gross carrying amount at default	$ 418,654	$ 374,039
Expected credit loss	$ 31,511	$ 3,589
Fourteen to Twenty One [Member]
Schedule of Accounts Receivable [Line Items]
Expected credit loss rate			27.00%
Estimated total gross carrying amount at default			$ 31,439
Expected credit loss			$ 8,338
Fourteen to Twenty One [Member] | Betterware de México [member]
Schedule of Accounts Receivable [Line Items]
Expected credit loss rate	8.00%	18.00%
Estimated total gross carrying amount at default	$ 25,165	$ 24,198
Expected credit loss	$ 2,104	$ 4,337
Fourteen to Twenty One [Member] | JAFRA in Mexico and United States [member]
Schedule of Accounts Receivable [Line Items]
Expected credit loss rate		61.00%
Estimated total gross carrying amount at default		$ 42,969
Expected credit loss		26,172
Twenty One to Twenty Eight [Member]
Schedule of Accounts Receivable [Line Items]
Expected credit loss rate			60.00%
Estimated total gross carrying amount at default		1,092,855	$ 22,463
Expected credit loss		$ 121,792	$ 13,386
Twenty One to Twenty Eight [Member] | Betterware de México [member]
Schedule of Accounts Receivable [Line Items]
Expected credit loss rate	14.00%	39.00%
Estimated total gross carrying amount at default	$ 16,939	$ 15,592
Expected credit loss	$ 2,455	$ 6,142
Less than Twenty Eight [Member]
Schedule of Accounts Receivable [Line Items]
Expected credit loss rate			28.00%
Estimated total gross carrying amount at default			$ 221,213
Expected credit loss			61,626
Less than Twenty Eight [Member] | Betterware de México [member]
Schedule of Accounts Receivable [Line Items]
Expected credit loss rate	58.00%	41.00%
Estimated total gross carrying amount at default	$ 175,534	$ 161,204
Expected credit loss	$ 101,305	$ 66,126
Less than Thirty to Fifty Nine [Member] | JAFRA in Mexico and United States [member]
Schedule of Accounts Receivable [Line Items]
Expected credit loss rate	26.00%
Estimated total gross carrying amount at default	$ 79,281
Expected credit loss	$ 20,622
Not past due [Member] | JAFRA in Mexico and United States [member]
Schedule of Accounts Receivable [Line Items]
Expected credit loss rate	57.00%	21.00%
Estimated total gross carrying amount at default	$ 61,568	$ 31,366
Expected credit loss	$ 35,281	$ 6,735
Less than One Twenty [Member] | JAFRA in Mexico and United States [member]
Schedule of Accounts Receivable [Line Items]
Expected credit loss rate	76.00%
Estimated total gross carrying amount at default	$ 170,784
Expected credit loss	129,873
Total [Member]
Schedule of Accounts Receivable [Line Items]
Estimated total gross carrying amount at default	1,404,541		835,757
Expected credit loss	$ 332,086		$ 90,164